Schedule of Fair Value Hierarchy for Assets and Liabilities (Details) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Trading loans, securities, and other1
Trading loans, securities, and other	$ 152,748	$ 147,590
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	9,925	9,390
Derivatives
Derivatives	54,519	54,427
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,762	4,564
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	75,519	79,066
Securities purchased under reverse repurchase agreements	165,818	167,284
FINANCIAL LIABILITIES
Trading deposits	20,549	22,891
Derivatives
Derivatives	51,892	57,122
Securitization liabilities at fair value	13,332	13,505
Financial liabilities designated at fair value through profit or loss	135,150	113,988
Obligations related to securities sold short	47,430	42,384
Obligations related to securities sold under repurchase agreements	145,432	144,097
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	152,748	147,590
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	9,925	9,390
Derivatives
Derivatives	54,519	54,427
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,762	4,564
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	75,519	79,066
Securities purchased under reverse repurchase agreements	7,491	7,992
FINANCIAL LIABILITIES
Trading deposits	20,549	22,891
Derivatives
Derivatives	51,892	57,122
Securitization liabilities at fair value	13,332	13,505
Financial liabilities designated at fair value through profit or loss	135,150	113,988
Obligations related to securities sold short	47,430	42,384
Obligations related to securities sold under repurchase agreements	6,329	5,126
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,386	11,196
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	13,189	12,519
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,204	8,326
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	19,067	18,143
Recurring fair value measurement [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	18,886	13,241
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,704	19,300
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,894	7,785
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	5,047	6,564
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,789	1,500
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	318	1,254
Recurring fair value measurement [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,229	5,970
Recurring fair value measurement [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,065	12,395
Recurring fair value measurement [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,083	6,981
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,748	8,104
Recurring fair value measurement [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	59,712	60,124
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,731	4,599
Recurring fair value measurement [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,048	12,405
Recurring fair value measurement [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	16,527	14,639
Recurring fair value measurement [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	8	9
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,280	7,053
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,762	4,564
Recurring fair value measurement [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,645	2,337
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,632	1,602
Recurring fair value measurement [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	10,372	10,290
Derivatives
Derivatives	10,121	11,683
Recurring fair value measurement [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	35,708	35,819
Derivatives
Derivatives	33,057	35,174
Recurring fair value measurement [member] | Credit Derivatives [Member]
Derivatives
Derivatives	72	57
Derivatives
Derivatives	297	347
Recurring fair value measurement [member] | Equity Contracts [Member]
Derivatives
Derivatives	5,121	5,362
Derivatives
Derivatives	6,476	8,014
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivatives	3,246	2,899
Derivatives
Derivatives	1,941	1,904
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	76,639	74,146
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	184	166
Derivatives
Derivatives	431	406
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,070	2,989
Derivatives
Derivatives	533	342
Financial liabilities designated at fair value through profit or loss	10
Obligations related to securities sold short	2,944	2,015
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,080	294
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	59,675	59,933
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,070	2,989
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	15,884	13,919
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	184	166
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	37	12
Derivatives
Derivatives	31	14
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	49	26
Derivatives
Derivatives	34	28
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	4	3
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	341	365
Derivatives
Derivatives	468	300
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	76,092	73,405
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,865	8,461
Derivatives
Derivatives	54,030	53,974
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,762	4,564
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	70,726	74,404
Securities purchased under reverse repurchase agreements	7,491	7,992
FINANCIAL LIABILITIES
Trading deposits	20,366	22,750
Derivatives
Derivatives	51,171	56,601
Securitization liabilities at fair value	13,332	13,505
Financial liabilities designated at fair value through profit or loss	135,093	113,912
Obligations related to securities sold short	44,486	40,360
Obligations related to securities sold under repurchase agreements	6,329	5,126
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,306	10,902
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	13,189	12,519
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,204	8,326
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	19,067	18,143
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	18,886	13,241
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,704	19,300
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,894	7,785
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	5,047	6,564
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,789	1,500
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	318	1,254
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,229	5,970
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,048	12,389
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,083	6,981
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,685	8,040
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	37	158
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1	1
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,048	12,405
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	643	720
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	8	9
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,223	6,127
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,762	4,564
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,642	2,334
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,632	1,602
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	10,335	10,277
Derivatives
Derivatives	10,001	11,580
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	35,655	35,786
Derivatives
Derivatives	33,023	35,146
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Credit Derivatives [Member]
Derivatives
Derivatives	72	57
Derivatives
Derivatives	297	347
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	5,117	5,359
Derivatives
Derivatives	6,386	7,932
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	2,851	2,495
Derivatives
Derivatives	1,464	1,596
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	17	39
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	876	763
Derivatives
Derivatives	58	47
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,723	1,673
FINANCIAL LIABILITIES
Trading deposits	183	141
Derivatives
Derivatives	188	179
Financial liabilities designated at fair value through profit or loss	47	76
Obligations related to securities sold short		9
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	17	6
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	63	64
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other		33
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,660	1,609
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	873	760
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3	3
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives		1
Derivatives
Derivatives	89	89
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	4	7
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	90	82
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	54	39
Derivatives
Derivatives	$ 9	$ 8